Taxation - Reconciliation (Details) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Reported tax rate (as a percentage)				21.00%
Cash tax paid				$ 1,118
Cash tax paid as a percentage of profit before tax (as a percentage)				72.00%
Deferred tax for unremitted earnings of Group companies overseas				$ 0	$ 0	$ 0
Investment for which deferred tax liability not recognised				$ 4,902	$ 8,144	$ 8,359
Tax rate (as a percentage)				19.00%	19.00%	19.25%
Tax charge					$ 37	$ 1
Profit before tax				$ 1,548	1,993	2,227
Notional taxation charge at UK corporation tax rate of 19% (2018: 19%; 2017: 19.25%)				294	379	429
Differences in effective overseas tax rates				(49)	18	(212)
Deferred tax credit relating to reduction in other tax rates				(39)	334	616
Unrecognised deferred tax asset				(16)	7	(105)
Items not deductible for tax purposes				92	167	203
Items not chargeable for tax purposes				(13)	(6)	(14)
Other items				21	(164)	(133)
Adjustments in respect of prior periods				(47)	(124)	(193)
Taxation recognised in the profit for the period				321	(57)	$ (641)
Recognition of previously unrecognised net deferred tax assets				$ 27
US
Taxation
Tax rate (as a percentage)			21.00%			35.00%
Tax credit					297	$ 617
DUTCH AND SWEDEN
Taxation
Tax credit					27
DUTCH
Taxation
Tax rate (as a percentage)		25.00%		22.55%
Tax charge				$ 66
SWEDEN
Taxation
Tax rate (as a percentage)	20.50%
Forecast | SWEDEN
Taxation
Tax rate (as a percentage)	21.70%
Collaboration and Divestment Activity
Taxation
Other items				(309)
Agreements between tax authorities in respect of transfer pricing arrangements
Taxation
Tax credit					188
Expiry of relevant statute of limitations
Taxation
Tax charge related to transfer pricing arrangements					$ 24
Tax credit related to statute of limitations						178
Tax credit						218
Provision build for transfer pricing contingencies
Taxation
Tax charge						$ 45
Internal transfers of intellectual property
Taxation
Other items				$ 70